Adoption of new accounting standards (Details)	Jan. 01, 2019
Disclosure of Significant Accounting Policies [Abstract]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16 (as a percent)	13.10%